1409806

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

**NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION**

OMB APPROVAL
OMB Number: 3235-0076 Expires: April 30, 2008 Estimated average burden hours per response . . . 16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

RECEIVED 13 PROCESSING

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
Limited Partnership Interests in Pacific Madrone Broadleaf Master Fund, L.P.

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

07074978

Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
Pacific Madrone Broadleaf Master Fund, L.P.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
c/o M&C Corporate Services Limited, PO Box 309GT, Ugland House, South Church Street, George Town, Grand Cayman, Cayman Islands	**(345) 949-8066**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) **Same As Above**	Telephone Number (Including Area Code) **Same As Above**

Brief Description of Business
Investing and trading securities and/or other financial instruments

Type of Business Organization

[ ] corporation [ ] limited partnership, already formed [X] other (please specify): **Exempted Limited Partnership**

[ ] business trust [ ] limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month/Year **05/2007** [X] Actual [ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) FN

PROCESSED
AUG 17 2007
THOMSON FINANCIAL

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	[ ]	[X]
2.	What is the minimum investment that will be accepted from any individual?	N/A	
3.	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Not applicable.

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)

[ ] All States

AL [ ]	AK [ ]	AZ [ ]	AR [ ]	CA [ ]	CO [ ]	CT [ ]	DE [ ]	DC [ ]	FL [ ]	GA [ ]	HI [ ]	ID [ ]
IL [ ]	IN [ ]	IA [ ]	KS [ ]	KY [ ]	LA [ ]	ME [ ]	MD [ ]	MA [ ]	MI [ ]	MN [ ]	MS [ ]	MO [ ]
MT [ ]	NE [ ]	NV [ ]	NH [ ]	NJ [ ]	NM [ ]	NY [ ]	NC [ ]	ND [ ]	OH [ ]	OK [ ]	OR [ ]	PA [ ]
RI [ ]	SC [ ]	SD [ ]	TN [ ]	TX [ ]	UT [ ]	VT [ ]	VA [ ]	WA [ ]	WV [ ]	WI [ ]	WY [ ]	PR [ ]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)

[ ] All States

AL [ ]	AK [ ]	AZ [ ]	AR [ ]	CA [ ]	CO [ ]	CT [ ]	DE [ ]	DC [ ]	FL [ ]	GA [ ]	HI [ ]	ID [ ]
IL [ ]	IN [ ]	IA [ ]	KS [ ]	KY [ ]	LA [ ]	ME [ ]	MD [ ]	MA [ ]	MI [ ]	MN [ ]	MS [ ]	MO [ ]
MT [ ]	NE [ ]	NV [ ]	NH [ ]	NJ [ ]	NM [ ]	NY [ ]	NC [ ]	ND [ ]	OH [ ]	OK [ ]	OR [ ]	PA [ ]
RI [ ]	SC [ ]	SD [ ]	TN [ ]	TX [ ]	UT [ ]	VT [ ]	VA [ ]	WA [ ]	WV [ ]	WI [ ]	WY [ ]	PR [ ]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)

[ ] All States

AL [ ]	AK [ ]	AZ [ ]	AR [ ]	CA [ ]	CO [ ]	CT [ ]	DE [ ]	DC [ ]	FL [ ]	GA [ ]	HI [ ]	ID [ ]
IL [ ]	IN [ ]	IA [ ]	KS [ ]	KY [ ]	LA [ ]	ME [ ]	MD [ ]	MA [ ]	MI [ ]	MN [ ]	MS [ ]	MO [ ]
MT [ ]	NE [ ]	NV [ ]	NH [ ]	NJ [ ]	NM [ ]	NY [ ]	NC [ ]	ND [ ]	OH [ ]	OK [ ]	OR [ ]	PA [ ]
RI [ ]	SC [ ]	SD [ ]	TN [ ]	TX [ ]	UT [ ]	VT [ ]	VA [ ]	WA [ ]	WV [ ]	WI [ ]	WY [ ]	PR [ ]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

4. b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." ..... $ 499,959,500

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes below. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjustment gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments to Others
Salaries and fees	☒	$ 0	☒	$ 0
Purchase of real estate	☒	$ 0	☒	$ 0
Purchase, rental or leasing and installation of machinery and equipment	☒	$ 0	☒	$ 0
Construction or leasing of plant buildings and facilities	☒	$ 0	☒	$ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☒	$ 0	☒	$ 0
Repayment of indebtedness	☒	$ 0	☒	$ 0
Working capital	☒	$ 0	☒	$ 499,959,500
Other (specify): ______	☒	$ 0	☒	$ 0
Column Totals	☒	$ 0	☒	$ 0
Total Payments Listed (column totals added)	☒	$ 499,959,500		

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Pacific Madrone Broadleaf Master Fund, L.P.	[signature]	**08/3/2007**
Name (Print or Type)	**Title of Signer (Print or Type)**	
By: Charles B. Dicke, Managing Member of Pacific Madrone Capital LLC	**for and on behalf of: Pacific Madrone Capital LLC, General Partner**	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C - Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E - Item 1)	
State	Yes	No	Limited Partnership Interests	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA		X	$500,000,000	1	$37,046,809.32	0	$0	Not	Applicable
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C - Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E - Item 1)	
State	Yes	No	Limited Partnership Interests	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

SK 25839 0001 754733

END